Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000263226 [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000263226 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000263226 [Member] | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000263226 [Member] | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000263226 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000263226 [Member] | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000263226 [Member] | Capital One Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000263226 [Member] | AerCap Holdings NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000263226 [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000263226 [Member] | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000263226 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000263226 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000263226 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000263226 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000263226 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000263226 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000263226 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000263226 [Member] | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000263226 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000263226 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000263226 [Member] | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000237980 [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000237980 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237980 [Member] | Expedia Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000237980 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000237980 [Member] | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237980 [Member] | AerCap Holdings NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237980 [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237980 [Member] | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237980 [Member] | StoneX Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000237980 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237980 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000237980 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000237980 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000237980 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000237980 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000237980 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000237980 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237980 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237980 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000237980 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237980 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000237980 [Member] | Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%